COMMITMENTS (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Commitments
Current	R$ 6,152,570
Non-current	2,257,101
2024	971,287
2025	440,474
2026	297,303
2027	300,972
2028 onwards	247,065
Total	R$ 8,409,671